Joint Arrangements - Sunrise Oil Sands Partnership (Details)	12 Months Ended
Dec. 31, 2018
Sunrise Oil Sands Partnership
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint operation	50.00%